Commitment and Contingencies - Future Minimum Commitments Due Under Non-Cancelable Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Asset Purchase Agreement And Related License Agreement [Abstract]
2016		$ 90
2016	$ 23
2017	23	23
Total minimum lease payments	$ 46	$ 113